--------------------
                               SEMI-ANNUAL REPORT
                              --------------------
                                  June 30, 1999
                              --------------------


                                 The Value Line
                                     Special
                                   Situations
                                   Fund, Inc.

                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

The Value Line Special Situations Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Fellow Shareholders:

We're pleased to report a very strong first half of 1999 for the Value Line Special Situations Fund. Total return in the period was 16.33%. This compared with a total return of 9.28% for the unmanaged Russell 2000 Index, the benchmark for small-capitalization stocks, and a total return of 12.38% for the unmanaged Standard & Poor's 500, the large-cap index. The Fund's peer group, as measured by the Mid-Cap Fund Index of Lipper Analytical Services, gained 11.93% in the period.

Returns For Six Months ending June 30, 1999

  Value Line Special Situation Fund....     16.33%
  Russell 2000 Index ..................      9.28
  S&P 500   ...................... ....     12.38
  Mid Cap Fund Index...................     11.93

Our stock selection process emphasizes companies with strong earnings momentum and strong stock price momentum. In brief, we invest in winners, and quickly dump losers. Often, we buy stocks even as they are reaching new all-time high prices, in anticipation of still better performance ahead. Stocks that have languished for long periods are unattractive to us. Quarterly earnings reports by companies, and their relationship to expected earnings, often trigger our buy or sell actions. Any significant weakness in either earnings momentum or stock price momentum will cause us to seriously consider a sale of the stock. Our buying and selling activity is greater than that of the average fund, although we try to hold onto our winners long enough to see them double or more in price. For example, among our holdings as of June 30, 1999, shares of Best Buy Co. had risen to more than 11 times our purchase price of 21 months before; stocks up five or six times our cost (in just nine to 18 months) included American Eagle Outfitters, Qlogic, Optical Coating, Metromedia Fiber, VISX, and TranSwitch.

Risk control is an important part of our investment process. One tool that we use to limit risk is diversification, ensuring that no single stock or sector can cause too much damage to performance. To this end, we generally hold more than 300 different stocks. We also usually try to keep a cap of about 25% on our allocation to the volatile technology sector, while spreading our investments within this sector very widely. On the other end of the risk spectrum, your Fund typically holds some stocks in conservative industries such as defense, utilities, and supermarkets. The size of the companies in which we invest is also well diversified, about evenly divided among large-, mid-, and small-capitalization stocks.

This all adds up to a very disciplined investment process, which you can rely on us to maintain. Thank you for investing with the Value Line Family of Mutual Funds.

                                   Sincerely,

                                   /s/ Jean Bernhard Buttner

                                   Jean Bernhard Buttner
                                   Chairman and President

August 6, 1999

--------------------------------------------------------------------------------

                                    The Value Line Special Situations Fund, Inc.

Special Situations Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy is now starting to turn in more of a mixed performance. Evidence of this uneven pattern began to emerge in the second quarter, when GDP growth slowed to a 2.3% rate. More recently, we've seen a moderation in the rate of manufacturing activity and some selective weakening in retail sales. On the other hand, housing is still quite strong and the level of employment continues to increase at a healthy pace. Overall, this less even growth trend does not imply that the long-running expansion is about to falter. But it does suggest that growth is likely to hold nearer to the recent 2%-3% level over the next several quarters than to the earlier, and more frenetic, 4%-5% pace.

Inflationary pressures, meanwhile, are starting to build. Here, as well, we aren't forecasting a dramatic change in trend. Nevertheless, the sharp runup in oil prices in recent months, the recent escalation in wage costs, and the runup in mortgage rates all indicate that the cost of living is increasing. A gradual uptrend in pricing now seems likely over the next several quarters. The Federal Reserve, taking note of these rising cost pressures is likely to maintain a somewhat more restrictive monetary stance in the months ahead.

*Performance Data:

                                                  Growth of
                                Average           an Assumed
                                 Annual          Investment of
                              Total Return          $10,000
                              ------------       -------------
 1 year ended 6/30/99.....        25.59%            $12,559
 5 years ended 6/30/99....        26.73%            $32,690
10 years ended 6/30/99....        14.94%            $40,261

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Portfolio Highlights at June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings
                                                                                  Value         Percentage
Issue                                                             Shares      (in thousands)   of Net Assets
------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. ......................................    147,000         $6,459            2.6%
RF Micro Devices Inc. ........................................     26,000          1,940            0.8
Microsoft Corp. ..............................................     19,000          1,714            0.7
Cisco Systems, Inc. ..........................................     22,607          1,458            0.6
VISX, Inc. ...................................................     18,000          1,425            0.6
Optical Coating Laboratory, Inc. .............................     17,000          1,421            0.6
Biogen, Inc. .................................................     22,000          1,415            0.6
Power Integrations, Inc. .....................................     19,000          1,389            0.6
EchoStar Communications Corp., Class "A" .....................      9,000          1,381            0.6
Best Buy Co., Inc. ...........................................     20,000          1,350            0.6

Five Largest Industry Categories
                                                                   Value        Percentage
Industry                                                      (in thousands)   of Net Assets
------------------------------------------------------------------------------------------------------------
Computer Software & Services .................................    $18,669            7.6%
Medical Supplies .............................................     18,183            7.4
Retail-Special Lines .........................................     15,875            6.5
Telecommunication Services ...................................     11,757            4.8
Semiconductor ................................................     11,389            4.6

Five Largest Net Security Purchases*
                                                                   Cost
Issue                                                         (in thousands)
------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. ......................................     $5,783
Microsoft Corp. ..............................................      1,454
Johnson & Johnson ............................................        985
Globix Corp. .................................................        952
Global TeleSystems Group, Inc. ...............................        819

Five Largest Net Security Sales*
                                                                 Proceeds
Issue                                                          (in thousands)
------------------------------------------------------------------------------------------------------------
DoubleClick Inc. .............................................     $1,560
General Electric Co. .........................................      1,307
Medtronic, Inc. ..............................................        997
McGraw-Hill Companies, Inc. (The) ............................        924
Chase Manhattan Corp. (The) ..................................        887


* For the six month period ended 06/30/99


--------------------------------------------------------------------------------
4

                                    The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)                                June 30, 1999

--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (86.9%)

          ADVERTISING (1.0%)
   6,000  ADVO, Inc.*............................................  $    125
   9,000  Big Flower Holdings, Inc.*.............................       287
  11,500  Lamar Advertising Co.
            Class "A"*...........................................       471
  12,000  Omnicom Group, Inc. ...................................       960
   9,000  TMP Worldwide Inc.*....................................       571
                                                                   --------
                                                                      2,414

          AEROSPACE/
            DEFENSE (1.4%)
   3,000  Alliant Techsystems Inc.*..............................       260
  10,000  Aviation Sales Co.*....................................       395
  11,000  General Dynamics Corp. ................................       754
  13,000  Gulfstream Aerospace Corp.*............................       878
   7,000  Litton Industries, Inc.*...............................       502
   8,000  Raytheon Co. Class "A".................................       551
                                                                   --------
                                                                      3,340

          AIR TRANSPORT (0.8%)
  14,750  Comair Holdings, Inc. .................................       307
  29,000  Frontier Airlines, Inc.* ..............................       467
  18,000  SkyWest, Inc. .........................................       449
  21,000  Southwest Airlines Co. ................................       654
                                                                   --------
                                                                      1,877

          ALTERNATE
            ENERGY (0.2%)
   6,800  AES Corp.*.............................................       395

          APPAREL (0.6%)
  24,000  Chico's FAS, Inc.* ....................................       564
  14,000  Tarrant Apparel Group*.................................       318
   9,000  Tommy Hilfiger Corp.*..................................       662
                                                                   --------
                                                                      1,544

          AUTO PARTS--ORIGINAL
            EQUIPMENT (0.4%)
  10,000  Arvin Industries, Inc..................................       379
  26,000  Gentex Corp.* .........................................       728
                                                                   --------
                                                                      1,107

          AUTO PARTS--
            REPLACEMENT (0.3%)
   4,000  Midas, Inc.............................................       114
  12,000  O'Reilly Automotive, Inc.* ............................       605
                                                                   --------
            719

          BANK (0.3%)
   9,750  AmSouth Bancorporation ................................       226
   5,000  State Street Corp......................................       427
                                                                   --------
                                                                        653

          BANK--MIDWEST (0.8%)
  12,000  Fifth Third Bancorp....................................       799
  18,000  First Tennessee
            National Corp.  .....................................       689
  12,600  Old Kent Financial Corp................................       528
                                                                   --------
                                                                      2,016

          BEVERAGE--
            ALCOHOLIC (0.6%)
  13,000  Canandaigua Brands, Inc.
            Class "A"* ..........................................       682
   9,000  Coors (Adolph) Co.
            Class "B"............................................       445
   8,000  Seagram Company Ltd. (The) ............................       403
                                                                   --------
                                                                      1,530


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------


          BUILDING MATERIALS
            (1.0%)
  14,000  Elcor Corp.............................................  $    612
  21,000  Insituform Technologies, Inc.
            Class "A"* ..........................................       454
  15,000  Jacobs Engineering
            Group Inc.* .........................................       570
  15,000  Johns Manville Corp....................................       195
   8,000  NCI Building Systems, Inc.*............................       171
  10,000  USG Corp. .............................................       560
                                                                   --------
                                                                      2,562

          CABLE TV (1.7%)
  11,600  Cablevision Systems Corp.
            Class "A"* ..........................................       812
  22,500  Century Communications
            Corp. Class "A"* ....................................     1,035
  24,000  Comcast Corp. Class "A" ...............................       922
   9,000  EchoStar Communications
            Corp. Class "A"* ....................................     1,381
                                                                   --------
                                                                      4,150

          CEMENT &
            AGGREGATES (0.3%)
  13,000  Centex Construction
            Products, Inc. ......................................       444
   7,000  Martin Marietta
            Materials, Inc. .....................................       413
                                                                   --------
                                                                        857

          CHEMICAL--BASIC (0.2%)
   4,000  Dow Chemical Co. ......................................       507

          CHEMICAL--
            DIVERSIFIED (0.1%)
   7,900  Spartech Corp. ........................................       250

          CHEMICAL--
            SPECIALTY (0.7%)
  13,000  Avery Dennison Corp.  .................................       785
   7,500  Fuller (H.B.) Co. .....................................       513
  12,000  Rohm & Haas Co. .......................................       514
                                                                   --------
                                                                      1,812

          COMPUTER &
            PERIPHERALS (3.5%)
  19,000  Adaptec, Inc.* ........................................       671
  22,607  Cisco Systems, Inc.* ..................................     1,458
  29,000  Computer Network
            Technology Corp.* ...................................       627
  18,000  Cybex Computer
            Products Corp.* .....................................       502
  10,000  EMC Corp.*.............................................       550
   6,000  Emulex Corp.*..........................................       667
   8,000  Hewlett-Packard Co. ...................................       804
   8,000  International Business
            Machines Corp.  .....................................     1,034
     400  Juniper Networks, Inc.* ...............................        60
  14,000  Mercury Computer
            Systems, Inc.* ......................................       452
  24,000  Pinnacle Systems, Inc,* ...............................       807
  16,000  Unisys Corp.* .........................................       623
  10,000  Visual Networks, Inc.* ................................       320
                                                                   --------
                                                                      8,575

          COMPUTER SOFTWARE
            & SERVICES (7.6%)
  59,000  Acclaim Entertainment, Inc.*...........................       376
  16,000  Actuate Corp.*.........................................       424
   9,000  Adobe Systems Inc......................................       739
  14,000  American Management
            Systems, Inc.* ......................................       449
  11,000  Analytical Surveys, Inc.* .............................       274
  15,000  Ancor Communications,
            Inc.*................................................       486
  25,000  Ardent Software Inc.*..................................       531
   1,800  Ariba, Inc.*...........................................       175


--------------------------------------------------------------------------------
6

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 1999
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

  10,000  At Home Corp. Series "A"* .............................  $    539
  13,000  Citrix Systems, Inc.*..................................       735
     900  Clarent Corp.*.........................................        13
   9,000  Comverse Technology, Inc.* ............................       679
  20,000  Concentric Network Corp.*..............................       795
  19,000  Dendrite International, Inc.*                                 686
  17,000  Eidos PLC (ADR)* ......................................       562
  20,000  Electronics For Imaging Inc.*                               1,028
  10,000  FactSet Research
            Systems Inc. ........................................       566
  11,000  Great Plains Software Inc.*............................       519
  10,000  Henry (Jack) &
            Associates Inc. .....................................       393
  40,000  Mentor Graphics Corp.*.................................       512
  14,000  Mercury Interactive Corp.*.............................       495
  19,000  Microsoft Corp.* ......................................     1,714
  16,000  New Era of Networks, Inc.* ............................       703
  12,000  Open Text Corp.*.......................................       360
  25,500  Paychex, Inc. .........................................       813
  18,000  Peregrine Systems, Inc.* ..............................       462
   6,000  Perot Systems Corp.*...................................       177
     900  Phone.com, Inc.* ......................................        50
  18,400  Progress Software Corp.*...............................       520
  19,000  Rational Software Corp.*...............................       626
  15,000  Siebel Systems, Inc.*..................................       996
     900  Software.com, Inc.*....................................        21
   9,000  TSI International
            Software Ltd.* ......................................       255
   3,000  Unify Corp.*...........................................        41
  16,000  Verity Inc.*...........................................       867
   2,000  Zomax Inc.*............................................        88
                                                                   --------
                                                                     18,669

          DIVERSIFIED
          COMPANIES (0.9%)
   7,000  Textron, Inc. .........................................       576
   9,000  Tyco International, Ltd. ..............................       853
   6,000  United Technologies Corp.  ............................       430
  13,000  Viad Corp..............................................       402
                                                                   --------
                                                                      2,261

          DRUG (4.6%)
  17,000  Amgen Inc.* ...........................................     1,035
  15,000  Andrx Corp.* ..........................................     1,157
  22,000  Biogen, Inc.* .........................................     1,415
   4,400  Biovail Corporation
            International*.......................................       225
   8,000  Bristol-Myers Squibb Co. ..............................       563
   9,000  Enzon, Inc.*...........................................       186
  11,000  Forest Laboratories, Inc.* ............................       509
   9,000  Gilead Sciences, Inc.* ................................       470
  14,000  ICOS Corp.*............................................       571
   9,000  IDEC Pharmaceuticals
            Corp.*...............................................       694
   5,000  Immunex Corp.* ........................................       637
  24,000  King Pharmaceuticals, Inc.*............................       621
  13,000  MedImmune, Inc.*.......................................       881
  20,000  Millennium Pharmaceuticals,
            Inc.* ...............................................       720
  12,000  QLT PhotoTherapeutics,
            Inc.*................................................       660
  16,000  Roberts Pharmaceutical
            Corp.*...............................................       388
   8,000  Sepracor, Inc.* .......................................       650
                                                                   --------
                                                                     11,382

          DRUGSTORE (0.2%)
   9,000  CVS Corp. ...................                                 457


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------


          EDUCATIONAL
            SERVICES (0.4%)
  13,000  Career Education Corp.*................................  $    440
  26,400  Education Management
            Corp.*...............................................       548
                                                                   --------
                                                                        988

          ELECTRIC UTILITY--
            WEST (0.2%)
  11,000  Calpine Corp.*.........................................       594

          ELECTRICAL
            EQUIPMENT (1.6%)
  13,000  Corning Inc............................................       912
  19,000  Power Integrations, Inc.* .............................     1,389
  11,000  Rockwell International Corp............................       668
  19,000  Semtech Corp.* ........................................       990
                                                                   --------
                                                                      3,959

          ELECTRONICS (2.6%)
  12,000  CTS Corp.  ............................................       840
   6,000  Cree Research, Inc.*...................................       462
  15,000  DII Group, Inc.* ......................................       560
  14,000  Gemstar International
            Group, Ltd.* ........................................       913
   4,000  JDS Uniphase Corp.*....................................       664
  10,000  Lexmark International
            Group, Inc. Class "A"* ..............................       661
   7,000  Plantronics Inc.* .....................................       456
   7,000  Safeguard Scientifics, Inc.*...........................       434
  19,875  Symbol Technologies, Inc. .............................       733
  21,000  Universal Electronics Inc.*............................       589
                                                                   --------
                                                                      6,312

          ENTERTAINMENT (2.1%)
  19,000  CBS Corp.*.............................................       825
  13,000  Capstar Broadcasting Corp.
            Class "A"* ..........................................       356
  11,544  Chancellor Media Corp.*................................       636
   8,629  Clear Channel
            Communications, Inc.*................................       595
  11,000  Cox Radio, Inc. Class "A"* ............................       597
  16,000  Time Warner, Inc. .....................................     1,176
  16,000  USA Networks, Inc.* ...................................       642
   5,000  Univision Communications
            Inc. Class "A"* .....................................       330
                                                                   --------
                                                                      5,157

          ENVIRONMENTAL (0.2%)
  26,000  IT Group, Inc. (The)* .................................       418

          FINANCIAL
            SERVICES (0.7%)
     400  E-LOAN, Inc.*..........................................        15
  15,000  Heller Financial, Inc. ................................       417
  14,000  Metris Companies, Inc. ................................       571
   7,500  Providian Financial Corp...............................       701
                                                                   --------
                                                                      1,704

          FOOD PROCESSING (0.5%)
  15,000  Keebler Foods Co.*.....................................       455
  10,000  Quaker Oats Co. (The) .................................       664
                                                                   --------
                                                                      1,119

          FOREIGN
            TELECOMMUNICATIONS
            (1.1%)
  10,000  AT & T Canada Inc.
            Class "B" Dep. Receipt*..............................       641
   7,000  Nokia Corp.(ADR) Class "A" ............................       641
   9,000  Nortel Networks Corp...................................       781
   3,500  Vodafone Airtouch
            PLC (ADR) ...........................................       689
                                                                   --------
                                                                      2,752


--------------------------------------------------------------------------------
8

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 1999
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

          FURNITURE/HOME
            FURNISHINGS (0.6%)
  19,500  Ethan Allen Interiors, Inc. ...........................  $    736
  11,500  Mohawk Industries, Inc.* ..............................       349
  27,000  Shaw Industries, Inc.* ................................       446
                                                                   --------
                                                                      1,531

          GROCERY (0.5%)
  18,000  Kroger Co.*............................................       503
  13,000  Safeway Inc.* .........................................       643
                                                                   --------
                                                                      1,146

          HOME APPLIANCE (0.4%)
  14,000  Maytag Corp............................................       976

          HOTEL/GAMING (0.4%)
  23,000  Mandalay Resort Group*.................................       486
  41,000  Park Place Entertainment
            Corp.* ..............................................       397
                                                                   --------
                                                                        883

          HOUSEHOLD
            PRODUCTS (0.7%)
  12,000  Church & Dwight Co., Inc. .............................       522
   9,000  Kimberly-Clark Corp.  .................................       513
   4,000  Salton, Inc.* .........................................       200
  10,000  Scotts Company (The)
            Class "A"* ..........................................       476
                                                                   --------
                                                                      1,711

          INDUSTRIAL
            SERVICES (2.9%)
  16,000  Advantage Learning
            Systems, Inc.* ......................................       354
   6,000  Catalina Marketing Corp.*..............................       552
   3,000  Celestica Inc.* .......................................       130
  10,000  Galileo International, Inc. ...........................       534
  14,000  Labor Ready, Inc.*.....................................       455
  26,000  Nielsen Media Research,
            Inc.*................................................       760
  12,000  Profit Recovery Group
            International, Inc. (The)*                                  568
  10,000  QRS Corp.*.............................................       780
  14,000  Quanta Services, Inc.* ................................       616
   9,100  SABRE Group Holdings,
            Inc. Class "A"* .....................................       626
  20,000  Select Appointments
            Holdings PLC (ADR)* .................................       480
  23,000  StarTek, Inc.*.........................................       569
  21,000  URS Corp.*.............................................       616
     900  Viant Corp.*...........................................        32
                                                                   --------
                                                                      7,072

          INSURANCE--
            DIVERSIFIED (0.6%)
   5,985  American International
            Group, Inc. .........................................       700
  10,000  Blanch (E.W.) Holdings Inc. ...........................       682
                                                                   --------
                                                                      1,382

          INSURANCE--LIFE (0.2%)
   6,700  Jefferson-Pilot Corp.  ...............................        443

          INTERNET (1.2%)
     900  Ask Jeeves, Inc.* .....................................        13
   6,000  America Online, Inc.*..................................       663
     400  BackWeb Technologies Ltd.* ............................        11
   9,000  Exodus Communications,
            Inc.* ...............................................     1,079
   1,800  GoTo.com, Inc.*........................................        50
  17,000  Macromedia Inc.* ......................................       599
   7,400  MindSpring Enterprises, Inc.* .........................       328
   5,500  Ticketmaster Online--
            Citysearch, Inc. Class "B"* .........................       166
                                                                   --------
                                                                      2,909


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

          MACHINERY (1.5%)
  22,000  Astec Industries, Inc.* ...............................     $ 896
  10,000  Briggs & Stratton Corp.  ..............................       577
  12,000  Ingersoll-Rand Co. ....................................       776
  15,750  Manitowoc Co., Inc. ...................................       656
   7,000  Tecumseh Products Co.
            Class "A" ...........................................       424
  14,000  Terex Corp.*...........................................       426
                                                                   --------
                                                                      3,755

          MANUFACTURED HOUSING/
            RECREATIONAL
            VEHICLES (0.4%)
  15,000  Monaco Coach Corp.*....................................       635
  16,500  National R.V. Holdings, Inc.* .........................       400
                                                                   --------
                                                                      1,035

          MEDICAL SERVICES (1.9%)
  11,000  Advance Paradigm, Inc.* ...............................       671
  26,000  Apria Healthcare Group Inc.*...........................       442
  11,000  Express Scripts, Inc.
            Class "A"* ..........................................       662
  10,000  Hanger Orthopedic
            Group, Inc.* ........................................       142
  42,000  Hooper Holmes, Inc. ...................................       856
  19,500  Osteotech, Inc.* ......................................       560
   5,000  PacifiCare Health Systems,
            Inc. Class "B"* .....................................       360
  15,000  Res-Care, Inc.*........................................       341
   8,000  Syncor International Corp.*............................       288
  13,000  Wesley Jessen VisionCare,
            Inc.* ...............................................       421
                                                                   --------
                                                                      4,743

          MEDICAL SUPPLIES (7.4%)
  11,700  Allergan, Inc. ........................................     1,299
  20,000  Alpharma Inc. .........................................       711
  14,000  AmeriSource Health Corp.
            Class "A"* ..........................................       357
  32,444  Bindley Western Industries,
            Inc. ................................................       748
  20,000  Biomatrix Inc.* .......................................       433
 147,000  Boston Scientific Corp.*...............................     6,459
  18,000  D & K Healthcare
            Resources, Inc.* ....................................       430
  10,000  Johnson & Johnson......................................       980
  11,000  Laser Vision Centers, Inc.*............................       693
   8,262  Medtronic, Inc. ........................................      643
  16,000  Microvision, Inc.*.....................................       362
  15,000  Patterson Dental Co.*..................................       521
  19,303  Priority Heathcare Corp.
            Class "B"* ...........................................      666
  15,300  ResMed Inc.*...........................................       508
  27,000  SonoSite, Inc.*........................................       459
  11,000  Stryker Corp.  ........................................       661
  18,000  VISX, Inc.*............................................     1,425
  17,000  Xomed Surgical Products
            Inc.*................................................       828
                                                                   --------
                                                                     18,183

          NATURAL GAS--
          DIVERSIFIED (0.6%)
  11,000  Enron Corp.............................................       899
  11,000  Williams Companies,
            Inc. (The) ..........................................       468
                                                                   --------
                                                                      1,367

          NEWSPAPER (0.5%)
  19,000  News Corp., Ltd. (ADR) ................................       671
   7,000  Tribune Co.............................................       610
                                                                   --------
                                                                      1,281

          OFFICE EQUIPMENT &
            SUPPLIES (0.5%)
   8,000  Pitney Bowes, Inc. ....................................       514
  27,000  Staples, Inc.* ........................................       835
                                                                   --------
                                                                      1,349


--------------------------------------------------------------------------------
10

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 1999
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------


          PACKAGING &
            CONTAINER (0.1%)
   5,000  Ball Corp..............................................  $    211

          PRECISION
            INSTRUMENT (1.2%)
  17,000  Optical Coating Laboratory,
            Inc. ................................................     1,421
  14,000  Orbotech Ltd.* ........................................       730
  14,000  Waters Corp.* .........................................       744
                                                                   --------
                                                                      2,895

          PUBLISHING (1.4%)
   7,700  Consolidated Graphics, Inc.*.                                 385
  15,000  Houghton Mifflin Co....................................       706
  26,000  PRIMEDIA Inc.*.........................................       440
  20,000  Reader's Digest Association,
            Inc. Class "A" ......................................       795
  19,500  Valassis Communications,
            Inc.* ...............................................       714
  24,000  Wiley (John) & Sons,
            Class "A" ...........................................       423
                                                                   --------
                                                                      3,463

          RAILROAD (0.1%)
  22,000  Transportation Technologies
            Industries, Inc.*....................................       292

          RECREATION (1.5%)
  12,000  Harley-Davidson, Inc. .................................       652
  10,000  International Speedway Corp.
            Class "A" ...........................................       475
  20,000  JAKKS Pacific, Inc.* ..................................       596
  14,000  Royal Caribbean Cruises,
            Ltd. ................................................       613
   8,000  SFX Entertainment, Inc.* ..............................       512
  15,000  Steiner Leisure Ltd.*..................................       455
  16,000  THQ, Inc.*.............................................       460
                                                                   --------
                                                                      3,763

          RESTAURANT (1.3%)
  22,000  Brinker International, Inc.*.                                 598
  13,000  Cheesecake Factory,
            Inc. (The)* .........................................       396
  23,000  Darden Restaurants, Inc. ..............................       502
  30,000  Foodmaker Inc.* .......................................       851
  28,400  Ruby Tuesday, Inc. ....................................       540
  19,000  Ryan's Family Steak
            Houses Inc.* ........................................       221
                                                                   --------
                                                                      3,108

          RETAIL BUILDING
            SUPPLY (0.5%)
  10,000  Home Depot, Inc. (The) ................................       645
   9,600  Lowe's Companies, Inc. ................................       544
                                                                   --------
                                                                      1,189

          RETAIL--SPECIAL
            LINES (6.5%)
  18,000  Abercrombie & Fitch Co.
            Class "A"* ..........................................       864
  16,800  American Eagle Outfitters,
            Inc.* ...............................................       764
  16,000  AnnTaylor Stores Corp.* ...............................       720
   9,200  bebe stores, inc.*  ...................................       313
  21,000  Bed Bath & Beyond Inc.* ...............................       808
  20,000  Best Buy Co., Inc.*....................................     1,350
   8,200  Circuit City Stores--
            Ciricut City Group ..................................       763
  14,000  Claire's Stores Inc....................................       359
  20,000  Copart, Inc.* .........................................       425
   7,750  Dollar Tree Stores, Inc.* .............................       341
  14,000  Fossil Inc.*...........................................       677
  12,000  Gap, Inc...............................................       605
  19,000  Group 1 Automotive Inc.*...............................       401
   6,000  Haverty Furniture Companies,
            Inc. ................................................       212


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------


  19,000  Hollywood Entertainment
            Corp.*...............................................  $    372
  26,000  InterTAN, Inc.*........................................       533
  18,900  Intimate Brands, Inc. .................................       895
  17,000  Linens `N' Things, Inc.* ..............................       744
  27,000  Luxottica Group S.P.A.
            (ADR) ...............................................       420
  10,500  Men's Wearhouse, Inc.
            (The)* ..............................................       268
  27,000  Quiksilver, Inc.* .....................................       704
  11,000  Ross Stores, Inc. .....................................       554
  12,000  Sonic Automotive, Inc.* ...............................       165
  19,000  TJX Companies, Inc. ...................................       633
  15,000  Tandy Corp.............................................       733
   8,000  Tiffany & Co. .........................................       772
  12,000  Zale Corp.*............................................       480
                                                                   --------
                                                                     15,875

          RETAIL STORE (2.9%)
  27,000  Ames Department Stores,
            Inc.* ...............................................     1,232
  22,000  BJ's Wholesale Club, Inc.*.............................       661
  13,000  Cost Plus, Inc.* ......................................       591
   8,000  Dayton Hudson Corp.....................................       520
  23,000  Family Dollar Stores, Inc. ............................       552
  11,500  Federated Department
            Stores, Inc.* .......................................       609
   9,600  Kohl's Corp.* .........................................       741
   9,687  99 Cents Only Stores *.................................       484
  16,000  ShopKo Stores, Inc.* ..................................       580
  24,000  Wal-Mart Stores, Inc. .................................     1,158
                                                                   --------
                                                                      7,128

          SECURITIES
            BROKERAGE (0.2%)
  12,800  Donaldson, Lufkin & Jenrette,
            Inc.--DLJdirect* ....................................       378

          SEMICONDUCTOR (4.6%)
  10,000  Applied Micro Circuits
            Corp.*...............................................       822
  12,000  Conexant Systems, Inc.* ...............................       697
   5,000  Ibis Technology Corp.*.................................       168
  10,000  Linear Technology Corp.  ..............................       672
  17,100  MIPS Technologies, Inc.* ..............................       820
   8,000  Motorola, Inc. ........................................       758
  13,000  PMC-Sierra, Inc.*......................................       766
  10,000  QLogic Corp.*..........................................     1,320
  26,000  RF Micro Devices Inc.* ................................     1,940
  13,000  SDL, Inc.*.............................................       664
  27,000  TranSwitch Corp.* .....................................     1,279
  13,000  TriQuint Semiconductor,
            Inc.* ...............................................       739
  13,000  Xilinx, Inc.* .........................................       744
                                                                   --------
                                                                     11,389

          SHOE (0.2%)
   8,000  Timberland Co. (The)
            Class "A"*...........................................       545

          TELECOMMUNICATIONS EQUIPMENT (3.9%)
  17,200  AVT Corp.*.............................................       651
  22,000  CommScope, Inc.*.......................................       677
  14,000  General Instrument Corp.*..............................       595
   9,000  Harmonic Inc.* ........................................       517
  44,000  InterVoice, Inc.*......................................       635
  10,000  L-3 Communications
            Holdings, Inc.* .....................................       483
  33,000  Polycom, Inc.* ........................................     1,287
  19,000  Powerwave Technologies,
            Inc.*................................................       613
   8,000  Proxim, Inc.* .........................................       464
   7,000  QUALCOMM Incorporated* ................................     1,004
  16,000  Scientific-Atlanta, Inc. ..............................       576
  12,000  Tellabs, Inc.* ........................................       811
  21,000  Viatel, Inc.* .........................................     1,179
                                                                   --------
                                                                      9,492


--------------------------------------------------------------------------------
12

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 1999
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

          TELECOMMUNICATION
            SERVICES (4.8%)
  13,500  AT & T Corp............................................     $ 753
  10,000  Allegiance Telecom, Inc.* .............................       549
   9,000  ALLTEL Corp.  .........................................       643
  22,125  CenturyTel, Inc. ......................................       879
  18,000  Dycom Industries, Inc.* ...............................     1,008
  16,000  Global Crossing Ltd.*..................................       682
  12,000  Global TeleSystems
            Group, Inc.* ........................................       972
  29,000  Globix Corp.* .........................................     1,281
   9,000  Level 3 Communications,
            Inc.*................................................       541
   8,000  MCI WorldCom, Inc.*....................................       689
  12,000  MediaOne Group Inc.* ..................................       893
  27,000  Metromedia Fiber Network,
            Inc. Class "A"* .....................................       970
   1,100  Network Plus Corp.*....................................        23
  16,000  Qwest Communications
            International Inc.* .................................       529
  12,800  RCN Corp.*.............................................       533
  14,000  SBC Communications Inc. ...............................       812
                                                                   --------
                                                                     11,757
          THRIFT (0.2%)
  14,500  Queens County Bancorp Inc. ............................       469

          TOILETRIES/
            COSMETICS (0.3%)
  13,200  Lauder (Estee) Companies Inc.
            (The) Class "A" .....................................       662

          TRUCKING/
            TRANSPORTATION
            LEASING (0.3%)
  15,000  Avis Rent A Car Inc.* .................................       437
   9,000  Landstar System, Inc.* ................................       325
                                                                   --------
                                                                        762
                                                                   --------
          TOTAL COMMON STOCKS
            AND TOTAL INVESTMENT SECURITIES (86.9%)
            (Cost $148,616,000) .................................   213,224
                                                                   --------


                                                                    Value
  Principal                                                     (in thousands
   Amounts                                                     except per share
 (in thousands)                                                     amount)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENT (11.2%)
(including accrued interest)
 $27,400  Collateralized by $23,755,000
            U.S. Treasury Bonds 10.750%,
            due 5/15/03, with a value
            of $27,027,000 (with State
            Street Bank & Trust
            Company, 4.70%, dated
            6/30/99, due 7/1/99, delivery
            value of $27,404,000)................................  $ 27,404

CASH AND RECEIVABLES LESS
LIABILITIES (1.9%) ..............................................     4,786
                                                                   --------

NET ASSETS (100.0%) .............................................  $245,414
                                                                   ========

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER
OUTSTANDING SHARE
($245,413,622 / 11,919,709 shares
outstanding) ....................................................  $  20.59
                                                                   ========

* Non-income producing

(ADR) American Depositary Receipts.



See Notes to Financial Statements

--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Statement of Assets and Liabilities                   Statement of Operations
at June 30, 1999 (unaudited)              for the six months ended June 30, 1999
                                                                     (unaudited)
--------------------------------------------------------------------------------
                                                                   Dollars
                                                                (in thousands
                                                               except per share
                                                                    amount)
                                                               -----------------
Assets:
Investment securities, at value
  (Cost--$148,616)...............................................  $213,224
Repurchase agreements (Cost--$27,404)                                27,404
Cash ............................................................       116
Receivable for capital shares sold ..............................     3,431
Receivable for securities sold ..................................     2,966
Dividends receivable ............................................        46
Prepaid insurance expense .......................................         5
                                                                   --------
      Total Assets ..............................................   247,192
                                                                   --------
Liabilities:
Payable for securities purchased ................................     1,324
Payable for capital shares repurchased                                  270
Accrued expenses:
  Advisory fee ..................................................       136
  Other .........................................................        48
                                                                   --------
      Total Liabilities .........................................     1,778
                                                                   --------
Net Assets ......................................................  $245,414
                                                                   ========
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 100,000,000,
  outstanding 11,919,709 shares).................................  $ 11,920
Additional paid-in capital ......................................   150,346
Accumulated net investment loss .................................      (316)
Undistributed net realized gain
  on investments.................................................    18,856
Net unrealized appreciation
  of investments.................................................    64,608
                                                                   --------
Net Assets ......................................................  $245,414
                                                                   ========
Net Asset Value, Offering and
  Redemption Price per Outstanding
  Share ($245,413,622 / 11,919,709
  shares outstanding) ...........................................  $  20.59
                                                                   ========


Statement of Operations
for the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                   Dollars
                                                                (in thousands)
                                                                --------------
Investment Income:
Interest ........................................................  $    335
Dividends (Net of foreign
  withholding taxes of $1).......................................       282
                                                                   --------
      Total Income ..............................................       617
                                                                   --------
Expenses:
Advisory fee ....................................................       746
Transfer agent ..................................................        59
Custodian fees ..................................................        33
Printing and stationery .........................................        24
Auditing and legal fees .........................................        19
Registration fees ...............................................        18
Postage .........................................................        15
Telephone and wire charges ......................................        14
Directors' fees and expenses ....................................         8
Insurance, dues and other .......................................         1
                                                                   --------
      Total Expenses Before
        Custody Credits .........................................       937
      Less: Custody Credits .....................................        (4)
                                                                   --------
      Net Expenses ..............................................       933
                                                                   --------
Net Investment Loss .............................................      (316)
                                                                   --------
Net Realized and Unrealized Gain
  on Investments:
    Net Realized Gain ...........................................    13,772
    Change in Net Unrealized
      Appreciation ..............................................    18,540
                                                                   --------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ................................................    32,312
                                                                   --------
Net Increase in Net Assets
  from Operations ...............................................   $31,996
                                                                   ========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
14

                                    The Value Line Special Situations Fund, Inc.

Statement of Changes in Net Assets
for the six months ended June 30, 1999 (unaudited)and for the year ended
December 31, 1998

--------------------------------------------------------------------------------

                                                                            Six Months
                                                                              Ended         Year Ended
                                                                           June 30, 1999   December 31,
                                                                           (unaudited)        1998
                                                                          ----------------------------
                                                                              (Dollars in thousands)
Operations:
  Net investment loss .................................................    $    (316)       $    (478)
  Net realized gain on investments ....................................       13,772           13,927
  Change in net unrealized appreciation ...............................       18,540           28,446
                                                                          ----------------------------
  Net increase in net assets from operations...........................       31,996           41,895
                                                                          ----------------------------

Distributions to Shareholders:
  Net investment income................................................          --               --
  Net realized gain from investment transactions.......................          --           (10,402)
                                                                          ----------------------------
  Total distributions .................................................          --           (10,402)
                                                                          ----------------------------

Capital Share Transactions:
  Proceeds from sale of shares ........................................      144,985          151,465
  Proceeds from reinvestment of distributions to shareholders..........           --            8,828
  Cost of shares repurchased ..........................................     (122,201)        (117,192)
                                                                          ---------------------------
  Net increase from capital share transactions.........................       22,784           43,101
                                                                          ----------------------------

Total Increase ........................................................       54,780           74,594

Net Assets:
  Beginning of period .................................................      190,634          116,040
                                                                          ----------------------------
  End of period .......................................................    $ 245,414        $ 190,634
                                                                          ============================

Accumulated Net Investment (Loss) Income, at End of Period ............    $    (316)       $     --
                                                                          ============================


See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                    The Value Line Special Situations Fund, Inc.


Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.


--------------------------------------------------------------------------------
16

                                    The Value Line Special Situations Fund, Inc.


                                                                   June 30, 1999
--------------------------------------------------------------------------------

2.   Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                     Six Months
                                                       Ended
                                                      June 30,     Year Ended
                                                        1999      December 31,
                                                    (unaudited)       1998
                                                    --------------------------
Shares sold ......................................      7,816          9,467
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..............................        --             530
                                                       ---------------------
                                                        7,816          9,997
Shares repurchased ...............................      6,663          7,242
                                                       ---------------------
Net increase .....................................      1,153          2,755
                                                       =====================
Dividends per share from
  net investment income ..........................     $  --        $    --
                                                       =====================
Distributions per share from
  net realized gains .............................     $  --        $ 1.0435
                                                       =====================
3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                   Six Months
                                                                     Ended
                                                                 June 30, 1999
                                                                  (unaudited)
                                                                 -------------
                                                                 (in thousands)
Purchases:
Investment Securities ............................                  $111,965
                                                                    ========
Sales:
Investment Securities.............................                  $103,966
                                                                    ========

At June 30, 1999, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $176,135,000. The aggregate appreciation and depreciation of investments at June 30, 1999, based on a comparison of investment values and their costs for federal income tax purposes, was $67,107,000 and $2,614,000 respectively, resulting in a net appreciation of $64,493,000.

4.   Investment  Advisory  Contract,  Management  Fees,  and  Transactions  With
     Affiliates

An advisory fee of $746,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 1999. This was computed at the rate of 3/4 of 1% of the average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the six months ended June 30, 1999, the Fund paid brokerage commissions totalling $75,394 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies owned 961,908 shares of the Fund's capital stock, representing 8.1% of the outstanding shares at June 30, 1999. In addition, certain officers and directors of the Fund owned 143,765 shares of the Fund, representing 1.2% of the shares outstanding.


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                        Six Months
                                          Ended                                     Years Ended December 31,
                                       June 30, 1999 -------------------------------------------------------------------------------
                                        (unaudited)           1998            1997            1996            1995          1994

                                        --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ................  $    17.70         $    14.48      $   13.34        $   16.24       $   16.15    $   16.95
                                        --------------------------------------------------------------------------------------------
  Income (loss) from
    investment operations:
    Net investment (loss) income .....        (.03)              (.04)          (.02)             .26             .06         (.07)
    Net gains or losses on securities
      (both realized and unrealized)          2.92               4.30           4.15              .85            4.58          .23
                                        --------------------------------------------------------------------------------------------
   Total from investment operations ..        2.89               4.26           4.13             1.11            4.64          .16
                                        --------------------------------------------------------------------------------------------

  Less distributions:
    Dividends from net
      investment income ..............        --                 --                #             (.26)           (.06)        --
    Distributions from capital gains          --                (1.04)         (2.99)           (3.75)          (4.49)        (.96)
                                        --------------------------------------------------------------------------------------------
    Total distributions ..............        --                (1.04)         (2.99)           (4.01)          (4.55)        (.96)
                                        --------------------------------------------------------------------------------------------

Net asset value, end of period .......  $    20.59         $    17.70      $   14.48        $   13.34       $   16.24    $   16.15
                                        ============================================================================================

Total return .........................       16.33%+            29.88%         32.10%            7.24%          28.96%        1.03%
                                        ============================================================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) .....................  $  245,414         $  190,634      $ 116,040        $  89,594       $  98,408    $  90,180
Ratio of expenses to
  average net assets .................         .92%*(1)          1.02%(1)       1.08%(1)         1.08%(1)        1.06%        1.10%
Ratio of net investment (loss) income
  to average net assets ..............        (.31)%*            (.34)%         (.14)%           1.44%           0.32%       (0.46)%
Portfolio turnover rate ..............          55%+              183%           240%             146%             10%          37%


#    Dividend paid was less than one cent per share

(1)  Before offset of custody credits.

+    Not annualized

*    Annualized.


See Notes to Financial Statements

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                                    The Value Line Special Situations Fund, Inc.

                          Other Information (unaudited)

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Year 2000. Like other mutual funds, the Fund could be adversely  affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

The Year 2000 Problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.


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


The Value Line Special Situations Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and the National Bond Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* seeks to achive a high total investment return consistent with reasonable risk.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


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20

================================================================================
INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

Directors             Jean Bernhard Buttner
                      John W. Chandler
                      Leo R. Futia
                      David H. Porter
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Stephen E. Grant
                      Vice President
                      Philip Orlando
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon. This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


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